Investments - Capital contribution commitments (Details) - Dec. 31, 2019 - Weichai Ballard JV ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Disclosure of joint ventures [line items]
Total capital contributions	$ 42,746
Less than one year (RMB 135,975,000)
Disclosure of joint ventures [line items]
Total capital contributions	19,526	¥ 135,975
One to three years (RMB 161,700,000)
Disclosure of joint ventures [line items]
Total capital contributions	$ 23,220	¥ 161,700